Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments
As of December 31, 2024, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2025	Ps.	2,729,907
2026		10,321,999
2027		4,919,934
2028		4,544,245
2029 and 2030		10,044,890
2031 and thereafter		33,289,042
Total	Ps.	65,850,017